Research and development cost	12 Months Ended
Mar. 31, 2025
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Research and development cost
27. Research and development cost
Research and development costs consist of the following:

	Yen in millions
	For the years ended March 31,
	2023	2024	2025
Research and development expenditures incurred during the year	1,241,686	1,202,373	1,326,496
Amount capitalized	(181,634)	(124,788)	(111,546)
Amortization of capitalized development costs	164,512	160,686	162,068

Total	1,224,564	1,238,271	1,377,018